Taxes - Components of deferred tax assets (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020
Taxes
Net operating loss carryforwards	$ 224,543	$ 199,342
Deferred	(224,543)	(199,342)
Total	$ 0	$ 0